Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 716	$ 939
Investment securities	1,872	1,867
Net finance receivables:
Personal loans (includes loans of consolidated VIEs of $11.7 billion in 2016 and $11.4 billion in 2015)	13,300	13,295
SpringCastle Portfolio (includes loans of consolidated VIEs of $1.7 billion in 2015)	0	1,703
Real estate loans	517	538
Retail sales finance	19	23
Net finance receivables	13,836	15,559
Unearned insurance premium and claim reserves	(643)	(662)
Allowance for finance receivable losses (includes allowance of consolidated VIEs of $434 million in 2016 and $431 million in 2015)	(636)	(592)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	12,557	14,305
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)	776	793
Restricted cash and cash equivalents (includes restricted cash and cash equivalents of consolidated VIEs of $576 million in 2016 and $663 million in 2015)	588	676
Goodwill	1,422	1,440
Other intangible assets	539	559
Other assets	664	611
Total assets	19,134	21,190
Liabilities and Shareholders' Equity
Long-term debt (includes debt of consolidated VIEs of $9.2 billion in 2016 and $11.7 billion in 2015)	14,870	17,300
Insurance claims and policyholder liabilities	747	747
Deferred and accrued taxes	91	29
Other liabilities	456	384
Total liabilities	16,164	18,460
Commitments and Contingencies
Shareholders' equity:
Common stock, par value $.01 per share; 2,000,000,000 shares authorized, 134,751,118 and 134,494,172 shares issued and outstanding at March 31, 2016 and December 31, 2015, respectively	1	1
Additional paid-in capital	1,537	1,533
Accumulated other comprehensive loss	(13)	(33)
Retained earnings	1,445	1,308
OneMain Holdings, Inc. shareholders’ equity	2,970	2,809
Non-controlling interests	0	(79)
Total shareholders’ equity	2,970	2,730
Total liabilities and shareholders’ equity	$ 19,134	$ 21,190